Consolidated Statements of Changes in Stockholders' Equity - USD ($) $ in Thousands	Common Stock [Member]	Surplus [Member]	Retained Earnings [Member]	Treasury Stock [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Total
Beginning balance at Dec. 31, 2012	$ 337	$ 24,737	$ 66,742	$ (2,192)	$ 2,797	$ 92,421
Common Stock, Beginning Balance at Dec. 31, 2012	3,371,849			75,426
Net Income	$ 0	0	8,465	$ 0	0	8,465
Other comprehensive loss	0	0	0	0	(5,399)	(5,399)
Cash dividends declared	0	0	(4,216)	0	0	(4,216)
Acquisition of treasury stock	0	0	0	$ (319)	0	(319)
Acquisition of treasury stock, shares				10,712
Stock options exercised	0	(79)	0	$ 654	0	$ 575
Stock options exercised, shares				(24,127)		(24,127)
Tax benefit of stock options exercised	0	39	0	$ 0	0	$ 39
Sale of treasury stock for ESOP	0	2	0	$ 144	0	146
Sale of treasury stock for ESOP, shares				(5,426)
Compensation expense related to stock options	0	162	0	$ 0	0	162
Stock dividend declared-10%	$ 34	10,149	(10,193)	$ 0	0	(10)
Stock dividend declared, shares	336,869			8,043
Common Stock, Ending Balance at Dec. 31, 2013	3,708,718			64,628
Ending balance at Dec. 31, 2013	$ 371	35,010	60,798	$ (1,713)	(2,602)	91,864
Net Income	0	0	7,657	0	0	7,657
Other comprehensive loss	0	0	0	0	3,064	3,064	[1]
Cash dividends declared	0	0	(4,377)	0	0	(4,377)
Acquisition of treasury stock	0	0	0	$ (179)	0	(179)
Acquisition of treasury stock, shares				6,669
Stock options exercised	0	13	0	$ 678	0	$ 691
Stock options exercised, shares				(25,577)		(25,577)
Tax benefit of stock options exercised	0	17	0	$ 0	0	$ 17
Sale of treasury stock for ESOP	0	13	0	$ 137	0	150
Sale of treasury stock for ESOP, shares				(5,144)
Compensation expense related to stock options	0	154	0	$ 0	0	154
Restricted stock awards	$ 1	(1)	0	$ 0	0	0
Restricted stock awards, shares	9,300			0
Common Stock, Ending Balance at Dec. 31, 2014	3,718,018			40,576
Ending balance at Dec. 31, 2014	$ 372	35,206	64,078	$ (1,077)	462	99,041
Net Income	0	0	5,908	0	0	5,908
Other comprehensive loss	0	0	0	0	26	26	[1]
Cash dividends declared	0	0	(4,574)	0	0	(4,574)
Acquisition of treasury stock	0	0	0	$ (127)	0	(127)
Acquisition of treasury stock, shares				4,374
Stock options exercised	0	(9)	0	$ 450	0	$ 441
Stock options exercised, shares				(16,859)		(16,859)
Tax benefit of stock options exercised	0	16	0	$ 0	0	$ 16
Sale of treasury stock for ESOP	0	10	0	$ 136	0	146
Sale of treasury stock for ESOP, shares				(5,060)
Compensation expense related to stock options	0	66	0	$ 0	0	66
Restricted stock awards	$ 1	62	0	$ (8)	0	55
Restricted stock awards, shares	6,650			280
Common Stock, Ending Balance at Dec. 31, 2015	3,724,668			23,311
Ending balance at Dec. 31, 2015	$ 373	$ 35,351	$ 65,412	$ (626)	$ 488	$ 100,998

[1]	All amounts are net of tax. Amounts in parentheses indicate debits.